CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Utility Plant [Abstract]
Electric plant	$ 13,734,516	$ 13,745,675	$ 12,476,380
Natural gas plant	5,482,399	5,428,156	5,178,523
Common plant	1,267,848	1,247,883	1,089,618
Less: Accumulated depreciation and amortization	(5,434,528)	(5,555,794)	(5,101,926)
Net utility plant	15,050,235	14,865,920	13,642,595
Other property and investments:
Goodwill	1,656,513	1,656,513	1,656,513
Other property and investments	288,546	289,861	307,813
Total other property and investments	1,945,059	1,946,374	1,964,326
Current assets:
Cash and cash equivalents	521,709	40,484	101,836
Restricted cash	152,848	118,369	38,865
Accounts receivable, net of allowance for doubtful accounts	588,555	511,163	538,930
Unbilled revenue	341,516	332,087	273,420
Materials and supplies, at average cost	250,809	232,947	201,847
Fuel and natural gas inventory, at average cost	63,248	83,535	88,964
Unrealized gain on derivative instruments	47,526	37,448	32,591
GHG emission allowances	0	22,788	43,592
Prepaid expenses and other	93,272	132,669	83,851
Power contract acquisition adjustment gain	3,421	3,565	4,122
Total current assets	2,062,904	1,515,055	1,408,018
Other long-term and regulatory assets:
Power cost adjustment mechanism	125,881	143,687	61,202
Regulatory assets related to power contracts	3,464	3,705	4,779
Other regulatory assets	1,529,151	1,564,693	1,355,291
Unrealized gain on derivative instruments	5,783	11,261	6,245
Power contract acquisition adjustment gain	22,131	22,878	26,444
Operating lease right-of-use asset	441,277	460,990	181,397
Other	372,826	372,230	310,094
Total other long-term and regulatory assets	2,500,513	2,579,444	1,945,452
Total assets	21,558,711	20,906,793	18,960,391
Common shareholder's equity:
Common stock	0	0	0
Additional paid-in capital	3,816,332	3,816,332	3,816,332
Retained earnings	2,017,075	1,815,186	1,508,705
Accumulated other comprehensive income (loss), net of tax	75,279	75,829	43,168
Total common shareholder's equity	5,908,686	5,707,347	5,368,205
Long-term debt:
First mortgage bonds and senior notes	6,345,000	6,345,000	5,845,000
Pollution control bonds	161,860	161,860	161,860
Long-term debt	3,100,000	2,200,000	1,600,000
Debt discount, issuance costs and other	(187,515)	(181,828)	(182,941)
Total long-term debt	9,419,345	8,525,032	7,423,919
Total capitalization	15,328,031	14,232,379	12,792,124
Current liabilities:
Accounts payable	519,971	642,044	549,710
Short-term debt	140,000	487,500	378,400
Current maturities of long-term debt		0	417,000
Accrued expenses:
Taxes	193,981	125,719	105,080
Salaries and wages	50,049	84,248	74,294
Interest	93,267	80,969	66,113
Unrealized loss on derivative instruments	326,720	359,890	218,443
Power contract acquisition adjustment loss	961	963	1,074
Operating lease liabilities	105,512	104,240	22,761
Compliance obligation	0	22,788	43,592
Other	93,484	84,341	105,605
Total current liabilities	1,523,945	1,992,702	1,982,072
Other Long-term and regulatory liabilities:
Deferred income taxes	946,764	941,823	997,680
Unamortized investment tax credits	183,453	186,250	0
Unrealized loss on derivative instruments	254,783	213,531	171,488
Purchased gas adjustment liability	55,870	65,931	58,657
Regulatory liabilities	1,075,036	1,087,668	1,075,620
Regulatory liability for deferred income taxes	686,796	698,727	721,907
Regulatory liabilities related to power contracts	25,552	26,443	30,566
Power contract acquisition adjustment loss	2,503	2,742	3,705
Operating lease liabilities	343,204	365,359	166,700
Finance lease liabilities	166,059	167,426	96,850
Compliance obligation	140,105	96,490	73,049
Other deferred credits	826,610	829,322	789,973
Total long-term and regulatory liabilities	4,706,735	4,681,712	4,186,195
Commitments and contingencies (Note 15)
Total capitalization and liabilities	$ 21,558,711	$ 20,906,793	$ 18,960,391